EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Earnings Per Share [Abstract]
The net income (loss)

The net income (loss) per common share amounts were determined as follows:

	For the Three Months Ended
	October 31,
	2021	2020
Numerator:
Net income (loss) available to common shareholders	$(2,566,574)	$1,100,073

Denominator:
Weighted average shares – basic	3,198,658	1,067,074

Net income (loss) per share – basic	$(0.80)	$1.03

Effect of common stock equivalents
Add: interest expense on convertible debt	19,247	44,110
Add: amortization of debt discount	130,139	67,357
Less: gain on settlement of debt on convertible notes	(41,249)	(2,845,742)
Add (Less): loss (gain) on change of derivative liabilities	76,444	939,873
Net income (loss) adjusted for common stock equivalents	(2,381,993)	(694,329)

Dilutive effect of common stock equivalents:
Convertible notes and accrued interest	—	144,158
Convertible Class C Preferred shares	—	3,107,724
Warrants (1)	—	950,001

Denominator:
Weighted average shares – diluted	3,198,658	5,268,957

Net income (loss) per share – diluted	$(0.80)	$(0.13)

The net income (loss) per common share amounts for the years ended January 31, 2021 and January 31, 2020 were determined as follows:

	For the Years Ended
	January 31,
	2021	2020
Numerator:
Net income (loss) available to common shareholders	$1,187,176	$(3,879,846)

Denominator:
Weighted average shares – basic	1,084,324	86,542

Net income (loss) per share – basic	$1.09	$(44.83)

Effect of common stock equivalents
Add: interest expense on convertible debt	259,086	454,765
Add: amortization of debt discount	326,238	800,149
Less: gain on settlement of debt on convertible notes	(4,835,429)	(67,623)
Add (Less): loss (gain) on change of derivative liabilities	845,586	180,552
Net income (loss) adjusted for common stock equivalents	(2,217,343)	(2,512,003)

Dilutive effect of common stock equivalents:
Convertible notes and accrued interest	404,173	—
Convertible Class C Preferred shares	3,631,533	—
Warrants	950,000	—

Denominator:
Weighted average shares – diluted	6,070,030	86,542

Net income (loss) per share – diluted	$(0.37)	$(44.83)

Schedule of diluted loss per share

The anti-dilutive shares of common stock equivalents for the three months ended October 31, 2021 and October 31, 2020 were as follows:

	For the Three Months Ended
	October 31,
	2021	2020

Convertible notes and accrued interest	945,643	—
Convertible Class C Preferred shares	8,968,918	—
Warrants and options	2,005,500	—
Total	11,920,061	—

The anti-dilutive shares of common stock equivalents for the years ended January 31, 2021 and January 31, 2020 were as follows:

	For the Years Ended
	January 31,
	2021	2020
Convertible notes and accrued interest	—	16,355,950
Convertible Class C Preferred shares	—	1,411,692
Warrants	—	1
Total	—	17,767,643

The net income (loss) per common share amounts were determined as follows

The net income (loss) per common share amounts were determined as follows:

	For the Nine Months Ended
	October 31,
	2021	2020
Numerator:
Net income (loss) available to common shareholders	$(4,886,380)	$2,681,933

Denominator:
Weighted average shares – basic	2,575,772	797,126

Net income (loss) per share – basic	$(1.90)	$3.36

Effect of common stock equivalents
Add: interest expense on convertible debt	35,237	253,691
Add: amortization of debt discount	442,075	694,168
Less: gain on settlement of debt on convertible notes	(1,004,615)	(4,793,113)
Add (Less): loss (gain) on change of derivative liabilities	88,551	507,674
Net income (loss) adjusted for common stock equivalents	(5,325,132)	(655,647)

Dilutive effect of common stock equivalents:
Convertible notes and accrued interest	—	144,158
Convertible Class C Preferred shares	—	3,107,724
Warrants	—	950,001

Denominator:
Weighted average shares – diluted	2,575,772	4,999,009

Net income (loss) per share – diluted	$(1.90)	$(0.13)

The anti-dilutive shares of common stock equivalents for the nine months ended October 31, 2021 and October 31, 2020 were as follows:

The anti-dilutive shares of common stock equivalents for the nine months ended October 31, 2021 and October 31, 2020 were as follows:

	For the Nine Months Ended
	October 31,
	2021	2020

Convertible notes and accrued interest	945,643	—
Convertible Class C Preferred shares	8,968,918	—
Warrants and options	2,005,500	—
Total	11,920,061	—